17. INCOME TAXES (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Deferred tax assets
Net operating loss carryovers -	$ 1,674,813	$ 1,674,813
Less valuation allowance	(272,936)	(1,674,813)
Total deferred tax assets